CALVERT

     INVESTMENTS THAT MAKE A DIFFERENCE (R)

     March 31, 2001

     SEMI-ANNUAL REPORT

     CALVERT CAPITAL ACCUMULATION FUND

     An Ameritas Acacia Company

     CALVERT

     INVESTMENTS THAT MAKE A DIFFERENCE (R)

                               Table of Contents

                               President's Letter

                                       1

                                 Social Update

                                       2

                            Portfolio Manager Remarks

                                       3

                             Statement of Net Assets

                                       6

                             Statement of Operations

                                       9

                      Statements of Changes in Net Assets

                                       10

                         Notes to Financial Statements

                                       12

                              Financial Highlights

                                       16

NOTE:   Please see the following important information following this report:

* Privacy Policy

Dear Shareholders:

     While few years have tested the mettle of investors as 2000 did, the first quarter of 2001 is showing every sign of challenging investor tolerance still further.

     On March 10, 2000, the Nasdaq Composite Index reached its peak. In the 12 months following, it tumbled by 55% while broader U.S. indexes followed a similar downward spiral. In just one year, according to some estimates, the value of American shares declined by $4 trillion - a sum equivalent to 40% of the country's GDP. Meanwhile, treasury securities produced their best year since 1995, and government bonds provided a safe haven and steady return. While it is unclear whether the U.S. economy is technically in recession (defined as two consecutive quarters of falling output), no one would argue that the economy is feeling the brunt of a significant slowdown. In its attempt to stabilize the economy, the Fed has cut interest rates by half a percentage point for the third time this year - with the promise to cut interest rates still further if the economy continues to weaken.

     Has the market bottomed out? We cannot know for sure. But panic selling is not a good solution. Just as investor behavior has in the past been characterized as one of "irrational exuberance," it is equally inappropriate for investors to give way to irrational despondency. Investors who panic and sell in volatile markets usually end up losing twice: they sell when share prices are near or at their lowest point and then miss out when the markets eventually rebound. In volatile environments, picking a path through the ups and downs of today's bond and equity markets requires professional expertise. Shareholders should always consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - should profit in the long term. Be assured that Calvert will focus on finding new ways to improve the investment options and services we offer. We encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,


Barbara J. Krumsiek

President and CEO

April 2, 2001

SOCIAL UPDATE
-------------

Proxy Vote Information on Web Site
----------------------------------
     Our web site has been improved to include proxy voting results and more information on shareholder advocacy. We believe we are one of the first mutual funds to offer the detailed voting results for all our equity holdings prior to the annual meetings. Please visit the site at Calvert.com where we have greatly expanded our company profiles.

ED BROWN OF BROWN CAPITAL MANAGEMENT COMPANY
--------------------------------------------

How did the Fund Perform?
-------------------------
     For the six months ended March 31, 2001, the Fund's Class A Shares returned -24.25%, significantly outperforming the -38.74% of the Lipper Multi Cap Growth Funds Average, and underperforming the S&P Mid Cap 400 benchmark for the same period, which returned -14.21%.

     The principal driver of our performance versus that of our peers was stock selection in the technology and health care sectors. A secondary driver was our relative underweighting in the technology sector, about 30% of the Portfolio weight, relative to the average midcap growth fund, where technology accounted for at least 40% of the weight. The S&P Mid Cap 400 has a smaller exposure to the technology sector than does the Fund, accounting for much of our margin of underperformance relative to that benchmark.

What was your strategy?
-----------------------
     We benefited from owning selected technology stocks and not owning certain other technology stocks. Stocks we own that contributed handsomely to performance included Bisys, Advent Software, Fiserv, Amdocs, Compuware, and Paychex. Internet-related companies we avoided such as Commerce One, Ariba, Redback, and Brocade Communications, also aided performance relative to the average midcap growth fund. In the health care sector, Cardinal Health, Quintiles Transnational, Omnicare, Covance, and Biomet, accounted for the strong performance attributable to stock selection.


Portfolio Statistics
--------------------
March 31, 2001
--------------
Investment Performance
----------------------
                      6 Months  12 Months
                        ended     ended
                       3/31/01   3/31/01
---------------------------------------------
Class A                (24.25%)  (11.80%)
Class B                (24.54%)  (12.48%)
Class C                (24.55%)  (12.42%)
Class I                (23.40%)  (10.33%)
S&P Midcap 400
Index TR               (14.21%)   (6.96%)
Lipper Multi-Cap
Growth Funds Average   (38.74%)  (40.22%)


Ten Largest Stock Holdings
--------------------------
                          % of Net Assets
---------------------------------------------
Cardinal Health, Inc.                5.0%
Calpine Corp.                        4.8%
CenturyTel, Inc.                     3.3%
BISYS Group, Inc.                    3.2%
Smith International, Inc.            3.2%
Biomet, Inc.                         2.9%
Kohls Corp.                          2.9%
Atmel Corp                           2.7%
Advent Software, Inc.                2.7%
Covance, Inc.                        2.7%
---------------------------------------------
Total                               33.4%


Asset Allocation
----------------
Stocks                                97%
Cash or Cash Equivalents               3%
---------------------------------------------
Total                                100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR Prepresents total return.

Source: Lipper Analytical Services, Inc.

                              Portfolio Statistics
                              --------------------
                                 March 31, 2001
                                 --------------
Average Annual Total Returns

                                 Class A Shares
------------------------------------------------
One year                               (15.99%)
Five year                                10.24%
Since inception                          13.76%
(10/31/94)

                                 Class B Shares
------------------------------------------------
One year                               (16.85%)
Since inception                           1.80%
(4/1/98)

                                 Class C Shares
------------------------------------------------
One year                               (13.30%)
Five year                                10.33%
Since inception                          13.74%
(10/31/94)


                                 Class I Shares
------------------------------------------------
One year                               (10.33%)
Since inception                           4.52%
(3/1/99)



What is your outlook for the months ahead?
------------------------------------------
     Looking out into the future, we see some directions that cause us to be optimistic. One such direction is our constructive view on the overall market. We think S&P 500 operating earnings will grow at a 6-8% rate over the next 3-5 years, albeit off of a reduced 2001 earnings base. We expect interest rates over the next 3-5 years to remain at or below levels that are very conducive to equity investing. We think the market's current valuation at around 19 times forward earnings discounts most of the negative sentiment.

     Another such direction in which we hold a positive fundamental outlook is the technology sector. We remain confident about the long-term growth prospects for selected technology industries. As in the past, we are focusing on high quality companies that demonstrate robust value, sustainable long-term earnings growth, and compelling valuations. An attribution analysis of this past quarter's performance indicates our ability to successfully select investments even in such an out-of-favor sector as technology. In fact, valuations for selected technology companies have become so compelling that prudence dictates that we take advantage of these investment opportunities.


     The Performance Comparison chart was depicted as a graph in the printed material. Showing:

          Calvert Capital Accumulation Fund (A) - $22,871
          Calvert Capital Accumulation Fund (C) - $22,851
          Lipper Mid-Cap Growth Index - $21,977
          S&P Midcap 400 Index - $28,502

     Performance   Comparison   (Comparison   of  change  in  valie  of  $10,000
investment. (Source: Lipper Analytical services, Inc.)

     Footnote: Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

     Finally, we are encouraged by the advantages of both active investing and Growth at a Reasonable Price, "GARP," investing. We believe the current investing climate requires an active investor, one who senses when to be cautious and when to be opportunistic. We also believe the current investing climate will reward a GARP style manager like Brown Capital Management that has the proven ability to recognize when investor enthusiasm or pessimism has reached extreme levels. We believe the degrees of freedom enabled by the combination of active investing and the GARP investment style lead to superior returns over time.

April 2, 2001


PORTFOLIO STATISTICS
--------------------
March 31, 2001

PORTFOLIO CHARACTERISTICS
-------------------------

                           Capital            S&P
                         Accumulation      Midcap 400
                             Fund            Index
                         ------------      ----------
Number of Stocks              44              400
Median Market
Capitalization ($bil)       5.55             2.33
(by portfolio weight)
Price/Earnings
Ratio                      30.04            19.96

Earnings Per Share
Growth                     23.18%           16.41%

Yield                       0.16%            1.15%
(return on capital investment)

Volatility Measures
                           Capital            S&P
                         Accumulation      Midcap 400
                             Fund            Index
                         ------------      ----------
Beta1                        1.10             0.88

R-Squared2                   0.55             0.47

1    Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of
     1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the Fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.

Source: Vestek

================================================================================

                             Statement of Net Assets
                             -----------------------
                                 March 31, 2001
                                 --------------

Equity Securities - 96.7%                                Shares        Value
--------------------------------------------------------------------------------
Communications Equipment - 1.6%
ADC Telecommunications, Inc.*                            275,600    $2,342,600
--------------------------------------------------------------------------------

Computers - Software & Services - 11.2%
Advent Software, Inc.*                                    91,300     4,045,731
Amdocs, Ltd.*                                             74,900     3,587,710
Compuware Corp.*                                         354,800     3,459,300
Intuit, Inc.*                                             86,100     2,389,275
Rational Software Corp.*                                  88,000     1,562,000
Transaction Systems Architects, Inc.*                    246,900     1,766,878
--------------------------------------------------------------------------------
                                                                    16,810,894
--------------------------------------------------------------------------------

Distributors - Food & Health - 5.0%
Cardinal Health, Inc.                                     77,525     7,500,544
--------------------------------------------------------------------------------

Electrical Equipment - 4.6%
Flextronics International, Ltd.*                         125,200     1,878,000
Sanmina Corp.*                                           118,900     2,325,981
Solectron Corp.*                                         147,500     2,803,975
--------------------------------------------------------------------------------
                                                                     7,007,956
--------------------------------------------------------------------------------

Electronics - Semiconductors - 8.7%
Altera Corp.*                                            176,500     3,783,719
Analog Devices, Inc.*                                     42,500     1,540,200
Atmel Corp.*                                             414,400     4,066,300
Conexant Systems, Inc.*                                   96,229       860,047
Vitesse Semiconductor Corp.*                              68,900     1,640,681
Xilinx, Inc.*                                             34,500     1,211,812
--------------------------------------------------------------------------------
                                                                    13,102,759
--------------------------------------------------------------------------------

Financial - Diversified - 2.3%
USA Education, Inc.                                       48,000     3,487,200
--------------------------------------------------------------------------------

Healthcare - Hospital Management  - 2.6%
Health Management Associates, Inc.*                      248,000     3,856,400
--------------------------------------------------------------------------------


Healthcare - Medical Products & Supplies  - 7.1%
Alza Corp.*                                               63,700     2,579,850
Biomet, Inc.                                             111,800     4,403,872
Guidant Corp.*                                            84,136     3,785,279
--------------------------------------------------------------------------------
                                                                    10,769,001
--------------------------------------------------------------------------------

Healthcare - Special Services  - 7.5%
Covance, Inc.*                                           314,600     4,042,610
Omnicare, Inc.                                           167,200     3,586,440
Quintiles Transnational Corp.*                           192,800     3,639,100
--------------------------------------------------------------------------------
                                                                    11,268,150
--------------------------------------------------------------------------------

Equity Securities - Cont'd                               Shares          Value
--------------------------------------------------------------------------------
Investment Banking/Brokers - 2.0%
Legg Mason, Inc.                                          73,400    $3,090,140
--------------------------------------------------------------------------------

Investment Management - 1.6%
T. Rowe Price Associates                                  78,200     2,448,638
--------------------------------------------------------------------------------

Leisure Time Products - 2.3%
Harley-Davidson, Inc.                                     90,900     3,449,655
--------------------------------------------------------------------------------

Manufacturing - Specialized - 1.6%
Jabil Circuit, Inc.*                                     108,600     2,347,932
--------------------------------------------------------------------------------

Oil & Gas - Drilling & Equipment - 3.2%
Smith International, Inc.*                                67,700     4,752,540
--------------------------------------------------------------------------------

Power Producers - Independent - 7.1%
AES Corp.*                                                70,200     3,507,192
Calpine Corp.*                                           130,700     7,197,649
--------------------------------------------------------------------------------
                                                                    10,704,841
--------------------------------------------------------------------------------

Retail - Building Supplies - 2.4%
Fastenal Co.                                              67,800     3,695,100
--------------------------------------------------------------------------------

Retail - Department Stores - 2.9%
Kohls Corp.*                                              70,800     4,367,652
--------------------------------------------------------------------------------

Retail - Discounters - 4.6%
Dollar General Corp.                                     188,795     3,858,970
Dollar Tree Stores, Inc.*                                156,350     3,012,180
--------------------------------------------------------------------------------
                                                                     6,871,150
--------------------------------------------------------------------------------

Retail-Specialty - 2.1%
Staples, Inc.*                                           215,600     3,207,050
--------------------------------------------------------------------------------

Services - Advertising & Marketing - 4.5%
Acxiom Corp.*                                            171,400     3,577,975
Catalina Marketing Corp.*                                 97,900     3,188,603
--------------------------------------------------------------------------------
                                                                     6,766,578
--------------------------------------------------------------------------------

Services - Data Process - 7.0%
BISYS Group, Inc.*                                        90,200     4,820,062
Fiserv, Inc.*                                             82,850     3,706,243
Paychex, Inc.                                             54,675     2,026,392
--------------------------------------------------------------------------------
                                                                    10,552,697
--------------------------------------------------------------------------------

Services - Employment - 1.5%
Robert Half International, Inc.*                         103,900     2,322,165
--------------------------------------------------------------------------------

Telephone - 3.3%
CenturyTel, Inc.                                         171,800     4,939,250
--------------------------------------------------------------------------------


Total Equity Securities (Cost $167,200,842)                        145,660,892
--------------------------------------------------------------------------------

                                                       Principal
Repurchase Agreements - 3.3%                            Amount         Value
----------------------------                            ------         -----
State Street Bank, 5.90%, dated 3/30/01, due 4/2/01
   (Repurchase proceeds $5,002,188);
   (Collateral: $5,175,344, FHLB, 6.39%, 1/12/11)     $5,000,000    $5,000,000
-------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $5,000,000)          5,000,000
-------------------------------------------------------------------------------

Total Investments (Cost $172,200,842) - 100.0%                     150,660,892
Other assets and liabilities, net - 0.00%                              (53,747)
-------------------------------------------------------------------------------
Net Assets - 100%                                                 $150,607,145


Net Assets Consist of:
-------------------------------------------------------------------------------
Paid-in capital applicable to the following shares of common stock, 250,000,000 shares of $0.01 par value authorized for Class A, Class B, Class C and
  Class I combined:

    Class A: 5,384,538 shares outstanding                         $133,614,209
    Class B: 664,864 shares outstanding                             18,516,896
    Class C: 520,772 shares outstanding                             12,829,676
    Class I:  34 shares outstanding                                 (1,058,708)

Undistributed net investment income (loss)                          (1,005,658)

Accumulated net realized gain (loss) on investments                  9,250,680

Net unrealized appreciation (depreciation) on investments          (21,539,950)
-------------------------------------------------------------------------------
Net Assets                                                        $150,607,145



NET ASSET VALUE PER SHARE
-------------------------
Class A (based on net assets of $124,478,334)                           $23.12
Class B (based on net assets of $14,869,752)                            $22.37
Class C (based on net assets of $11,258,229)                            $21.62
Class I (based on net assets of $830)                                   $24.41

----------------------------------------------

*  Non income producing.

Abbreviations:

FHLB: Federal Home Loan Bank

See notes to financial statements.

----------------------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------
                         SIX MONTHS ENDED MARCH 31, 2001
                         -------------------------------

Net Investment Income
---------------------
Investment Income:
   Dividend income                                              $175,081
   Interest income                                               275,084
---------------------------------------------------------------------------
      Total investment income                                    450,165
---------------------------------------------------------------------------
Expenses:
   Investment advisory fee                                       540,181
   Transfer agency fees and expenses                             274,631
   Distribution Plan expenses:
      Class A                                                    240,629
      Class B                                                     79,694
      Class C                                                     63,576
   Directors' fees and expenses                                   16,391
   Administrative fees                                           207,722
   Custodian fees                                                 11,371
   Registration fees                                              29,350
   Reports to shareholders                                        38,370
   Professional fees                                              14,462
   Miscellaneous                                                   6,330
---------------------------------------------------------------------------
      Total expenses                                           1,522,707
      Reimbursement from Advisor:
        Class I                                                  (3,830)
      Fees paid indirectly                                      (63,054)
        Net expenses                                           1,455,823
---------------------------------------------------------------------------
           Net Investment Income (Loss)                      (1,005,658)
---------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
---------------------------------------------------------------------------
Net realized gain (loss)                                      12,109,720
Change in unrealized appreciation or (depreciation)         (57,121,525)
---------------------------------------------------------------------------
           Net Realized and Unrealized Gain
           (Loss) on Investments                            (45,011,805)
---------------------------------------------------------------------------
           Increase (Decrease) in Net Assets
           Resulting From Operations                       ($46,017,463)


See notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------

                                               Six Months Ended    Year Ended
                                                   March 31,      September 30,
Increase (Decrease) in Net Assets                    2001             2000
--------------------------------------------------------------------------------
Operations:
   Net investment income (loss)                   ($1,005,658)    ($1,768,941)
   Net realized gain (loss)                         12,109,720      26,901,810
   Change in unrealized appreciation
      or (depreciation)                           (57,121,525)      26,119,068
--------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
      Resulting From Operations                   (46,017,463)      51,251,937
--------------------------------------------------------------------------------
Distributions to shareholders from
   Net realized gain:
      Class A Shares                              (21,939,532)     (1,975,944)
      Class B Shares                               (2,588,323)       (198,177)
      Class C Shares                               (2,126,520)       (189,403)
      Class I Shares                                     (153)        (52,081)
--------------------------------------------------------------------------------
   Total distributions                            (26,654,528)     (2,415,605)
--------------------------------------------------------------------------------
Capital share transactions:
   Shares sold:
      Class A Shares                                35,685,365      27,659,971
      Class B Shares                                 4,003,832       4,313,448
      Class C Shares                                 2,775,460       3,447,525
      Class I Shares                                    44,000         723,771
   Reinvestment of distributions:
      Class A Shares                                20,891,981       1,871,628
      Class B Shares                                 2,320,157         180,280
      Class C Shares                                 1,832,467         166,227
      Class I Shares                                       153          52,080
   Shares redeemed:
      Class A Shares                              (13,896,730)    (30,374,363)
      Class B Shares                                 (774,346)     (1,664,171)
      Class C Shares                               (1,399,038)     (2,524,971)
      Class I Shares                                 (156,002)     (4,256,484)
--------------------------------------------------------------------------------
   Total capital share transactions                 51,327,299       (405,059)
--------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets           (21,344,692)      48,431,273
Net Assets
--------------------------------------------------------------------------------
Beginning of period                                171,951,837     123,520,564
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income (loss) of
  ($1,005,658) and $0, respectively.)             $150,607,145    $171,951,837


See notes to financial statements.

                       Statements of Changes in Net Assets
                       -----------------------------------
                                               Six Months Ended    Year Ended
                                                   March 31,      September 30,
Capital Share Activity                               2001             2000
-------------------------------------------------------------------------------
Shares sold:
   Class A Shares                                    1,191,754         893,265
   Class B Shares                                      143,427         143,638
   Class C Shares                                      103,009         118,272
   Class I Shares                                        1,443          23,299
Reinvestment of distributions:
   Class A Shares                                      760,815          65,145
   Class B Shares                                       87,060           6,392
   Class C Shares                                       71,163           6,062
   Class I Shares                                            5           1,801
Shares redeemed:
   Class A Shares                                    (466,133)     (1,021,910)
   Class B Shares                                     (29,001)        (57,603)
   Class C Shares                                     (52,755)        (89,392)
   Class I Shares                                      (4,357)       (120,147)
-------------------------------------------------------------------------------
Total capital share activity                         1,806,430        (31,178)


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------

     GENERAL: The Calvert Capital Accumulation Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

     SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

     FUTURES CONTRACTS: The Fund may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

     FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

     OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.


NOTE B -- RELATED PARTY TRANSACTIONS
------------------------------------

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .65% of the Fund's average daily net assets. Under the terms of the agreement, $132,380 was payable at period end.

     The Advisor contractually reimbursed the Fund for expenses of $3,830 for the six months ended March 31, 2001.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of .25% for Class A, Class B and Class C and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $33,615 was payable at period end.

     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I Shares do not have Distribution Plan expenses. Under the terms of the agreement, $62,258 was payable at period end.

     The Distributor paid $3,844 in addition to commissions charged on sales of the Fund's shares for the six months ended March 31, 2001.

     Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CSSI received a fee of $72,947 for the six months ended March 31, 2001. Under the terms of the agreement, $12,240 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

     Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Directors' fees are allocated to each of the funds in the series that are served.


NOTE C -- INVESTMENT ACTIVITY
-----------------------------

     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were $85,250,255 and $61,409,776, respectively.

     The cost of investments owned at March 31, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $21,539,950, of which $13,255,925 related to appreciated securities and $34,795,875 related to depreciated securities.


NOTE D -- LINE OF CREDIT
------------------------

     A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert South Africa Fund and the CVS Ameritas's Index 500, Micro Cap and Select Portfolios) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2001.

CHANGE IN INDEPENDENT AUDITOR
-----------------------------

     In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Fund's selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.

     The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

                              FINANCIAL HIGHLIGHTS
                              --------------------

                                                   PERIODS ENDED
                                       MARCH 31,    SEPTEMBER 30,  SEPTEMBER 30,
CLASS A SHARES                           2001           2000           1999
--------------------------------------------------------------------------------
Net asset value, beginning              $36.34         $25.88        $25.43
Income from investment operations
   Net investment income (loss)          (.13)          (.32)         (.32)
   Net realized and unrealized
      gain (loss)                       (7.85)          11.29          4.25
  Total from investment operations      (7.98)          10.97          3.93
Distributions from
   Net realized gain                    (5.24)         (0.51)        (3.48)
      Total distributions               (5.24)         (0.51)        (3.48)
Total increase (decrease) in net
     asset value                       (13.22)          10.46           .45
Net asset value, ending                 $23.12         $36.34        $25.88

Total return*                         (24.25%)         42.91%        14.91%
Ratios to average net assets:
   Net investment income (loss)    (1.07%) (a)        (1.12%)       (1.26%)
   Total expenses                    1.68% (a)          1.67%         1.73%
   Expenses before offsets           1.68% (a)          1.67%         1.73%
   Net expenses                      1.61% (a)          1.54%         1.58%
Portfolio turnover                         39%           116%           88%
Net assets, ending (in thousands)     $124,478       $141,639      $102,508


                                                   YEARS ENDED
                                    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
CLASS A SHARES                          1998           1997           1996
--------------------------------------------------------------------------------
Net asset value, beginning              $27.21        $22.55        $21.48
Income from investment operations
   Net investment income (loss)         (.25)          (.25)         (.24)
   Net realized and unrealized
      gain (loss)                         .96           4.91          1.88
  Total from investment operations        .71           4.66          1.64
Distributions from
   Net investment income               (2.49)             --            --
   Net realized gain                       --             --         (.57)
      Total distributions              (2.49)             --         (.57)
Total increase (decrease) in net
      asset value                      (1.78)           4.66          1.07
Net asset value, ending                $25.43        $27.21        $22.55

Total return*                           3.37%         20.67%         7.92%
Ratios to average net assets:
   Net investment income (loss)       (1.08%)        (1.09%)       (1.56%)
   Total expenses                       1.74%          1.91%         2.16%
   Expenses before offsets              1.74%          1.91%         2.16%
   Net expenses                         1.61%          1.85%         1.98%
Portfolio turnover                        77%           126%          114%
Net assets, ending (in thousands)      $75,068       $54,751       $39,834

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                    PERIODS ENDED
                                              MARCH 31,    SEPTEMBER 30,
CLASS B SHARES                                  2001           2000
--------------------------------------------------------------------------------
Net asset value, beginning                     $35.47        $25.46
Income from investment operations
   Net investment income (loss)                 (.23)        (..52)
   Net realized and unrealized
      gain (loss)                              (7.63)         11.04
  Total from investment operations             (7.86)         10.52
Distributions from
   Net realized gain                           (5.24)         (.51)
      Total distributions                      (5.24)         (.51)
Total increase (decrease) in net
     asset value                              (13.10)         10.01
Net asset value, ending                        $22.37        $35.47

Total return*                                (24.54%)        41.84%
Ratios to average net assets:
   Net investment income (loss)           (1.89%) (a)       (1.88%)
   Total expenses                           2.54% (a)         2.49%
   Expenses before offsets                  2.54% (a)         2.49%
   Net expenses                             2.44% (a)         2.30%
Portfolio turnover                                39%          116%
Net assets, ending (in thousands)             $14,870       $16,435


                                                     PERIODS ENDED
                                            SEPTEMBER 30   SEPTEMBER 30,
CLASS B Shares                                  1999          1998 #
--------------------------------------------------------------------------------
Net asset value, beginning                     $25.28        $28.39
Income from investment operations
   Net investment income (loss)                 (.41)         (.16)
   Net realized and unrealized
      gain (loss)                                4.07        (2.95)
  Total from investment operations               3.66        (3.11)
Distributions from
   Net realized gain                           (3.48)            --
      Total distributions                      (3.48)            --
Total increase (decrease) in net
      asset value                                 .18        (3.11)
Net asset value, ending                        $25.46        $25.28

Total return*                                  13.85%      (10.95)%
Ratios to average net assets:
   Net investment income (loss)               (2.11%)   (2.62%) (a)
   Total expenses                               2.67%     3.57% (a)
   Expenses before offsets                      2.67%     3.31% (a)
   Net expenses                                 2.42%     3.01% (a)
Portfolio turnover                                88%           77%
Net assets, ending (in thousands)              $9,445        $3,311

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                  PERIODS ENDED
                                     MARCH 31,    SEPTEMBER 30   SEPTEMBER 30,
CLASS C SHARES                         2001           2000           1999
--------------------------------------------------------------------------------
Net asset value, beginning             $34.48         $24.76        $24.63
Income from investment operations
   Net investment income (loss)         (.22)          (.50)         (.51)
   Net realized and unrealized
      gain (loss)                      (7.40)          10.73          4.12
  Total from investment operations     (7.62)          10.23          3.61
Distributions from
   Net realized gain                   (5.24)          (.51)        (3.48)
      Total distributions              (5.24)          (.51)        (3.48)
Total increase (decrease) in net
     asset value                      (12.86)           9.72           .13
Net asset value, ending                $21.62         $34.48        $24.76

Total return*                        (24.55%)         41.91%        14.02%
Ratios to average net assets:
   Net investment income (loss)   (1.86%) (a)        (1.87%)       (2.04%)
   Total expenses                   2.49% (a)          2.47%         2.56%
   Expenses before offsets          2.49% (a)          2.47%         2.56%
   Net expenses                     2.40% (a)          2.29%         2.35%
Portfolio turnover                        39%           116%           88%
Net assets, ending (in thousands)     $11,258        $13,769        $9,021


                                                   YEARS ENDED
                                   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
CLASS C SHARES                         1998           1997           1996
--------------------------------------------------------------------------------
Net asset value, beginning            $26.64        $22.34        $21.55
Income from investment operations
   Net investment income (loss)       (.40)          (.47)         (.55)
   Net realized and unrealized
      gain (loss)                       .88           4.77          1.91
  Total from investment operations      .48           4.30          1.36
Distributions from
   Net investment income                 --             --            --
   Net realized gain                 (2.49)             --         (.57)
      Total distributions            (2.49)             --         (.57)
Total increase (decrease) in net
     asset value                     (2.01)           4.30           .79
Net asset value, ending              $24.63         $26.64        $22.34

Total return*                         2.52%         19.25%         6.56%
Ratios to average net assets:
   Net investment income (loss)     (1.98%)        (2.30%)       (2.82%)
   Total expenses                     2.75%          3.11%         3.42%
   Expenses before offsets            2.75%          3.11%         3.42%
   Net expenses                       2.50%          3.05%         3.24%
Portfolio turnover                      77%           126%          114%
Net assets, ending (in thousands)    $6,548         $4,184        $3,164

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                  PERIODS ENDED
                                     MARCH 31,    SEPTEMBER 30,  SEPTEMBER 30,
CLASS I SHARES                         2001           2000           1999
--------------------------------------------------------------------------------
Net asset value, beginning            $36.84         $25.99        $26.18
Income from investment operations
   Net investment income (loss)        (.23)          (.12)         (.08)
   Net realized and unrealized
      gain (loss)                     (6.96)          11.48         (.11)
  Total from investment operations    (7.19)          11.36         (.19)
Distributions from
   Net realized gain                  (5.24)          (.51)            --
      Total distributions             (5.24)          (.51)            --
Total increase (decrease) in net
     asset value                     (12.43)          10.85         (.19)
Net asset value, ending               $24.41         $36.84        $25.99

Total return*                       (23.40%)         44.25%        (.73%)
Ratios to average net assets:
   Net investment income (loss)   (.67%) (a)        (0.39%)    (.50%) (a)
   Total expenses                 16.57% (a)          1.20%     1.24% (a)
   Expenses before offsets        15.15% (a)           .86%      .85% (a)
   Net expenses                     .80% (a)           .80%      .80% (a)
Portfolio turnover                       39%           116%           88%
Net assets, ending (in thousands)         $1           $108        $2,547


(a)   Annualized
 * Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
 #    From April 1, 1998 inception.
 ^    From March 1, 1999 inception.

   CALVERT CAPITAL ACCUMULATION FUND
   ---------------------------------

           To Open an Account
              800-368-2748

           Yields and Prices
      Calvert Information Network
       (24 hours, 7 days a week)
              800-368-2745

      Service for Existing Account
       Shareholders: 800-368-2745
         Brokers: 800-368-2746

        TDD for Hearing Impaired

              800-541-1524

             Branch Office
         4550 Montgomery Avenue
            Suite 1000 North
        Bethesda, Maryland 20814

         Registered, Certified
           or Overnight Mail
             Calvert Group

               c/o NFDS,
          330 West 9th Street
         Kansas City, MO 64105

                Web Site
         http://www.calvert.com

         Principal Underwriter
       Calvert Distributors, Inc.
         4550 Montgomery Avenue
            Suite 1000 North
        Bethesda, Maryland 20814

This report is intended to provide fund
   information to shareholders. It is
   not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.



       CALVERT'S FAMILY OF FUNDS
       -------------------------

               TAX-EXEMPT
           MONEY MARKET FUNDS

      CTFR Money Market Portfolio
 CTFR California Money Market Portfolio

                TAXABLE
           MONEY MARKET FUNDS

   First Government Money Market Fund
      CSIF Money Market Portfolio

             BALANCED FUND
        CSIF Balanced Portfolio

            MUNICIPAL FUNDS
       CTFR Limited-Term Portfolio
        CTFR Long-Term Portfolio
    CTFR Vermont Municipal Portfolio
 National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio

           TAXABLE BOND FUNDS
     CSIF Bond Portfolio Income Fund

              EQUITY FUNDS
     CSIF Enhanced Equity Portfolio
         CSIF Equity Portfolio
       CSIF Technology Portfolio
     Calvert Large Cap Growth Fund
       Capital Accumulation Fund
     CWV International Equity Fund
       New Vision Small Cap Fund
           South Africa Fund
       Calvert Social Index Fund

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